1. Business, Going Concern, Liquidity and Summary of Significant Accounting Policies: Cash and Cash Equivalents (Details)	Mar. 31, 2018 USD ($)
Details
Interest Bearing and Non Interest Bearing Accounts Guaranteed by FDIC	$ 250,000